Schedule of Investments
June 30, 2021 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.10%

Accident & Health Insurance - 3.50%
CNO Financial Group, Inc.	79,920	1,887,710

Agriculture Production - Livestock & Animal Specialties - 1.10%
Cal-Maine Foods, Inc.	16,400	593,844

Apparel & Other Finished Products of Fabrics & Similar Material - 1.57%
Under Armour, Inc. Class A (2)	40,000	846,000

Bakery Products - 1.36%
Hostess Brands, Inc. (2)	45,220	732,112

Business Services - 5.13%
Conduent, Inc. (2)	368,677	2,765,077

Cogeneration Services & Small Power Producers - 4.14%
Covanta Holding Corp.	126,821	2,233,318

Computer Communications Equipment - 1.78%
A10 Networks, Inc. (2)	85,184	959,172

Construction Special Trade Contractors - 1.61%
Matrix Service Co. (2)	82,626	867,573

Crude Petroleum & Natural Gas - 4.85%
Antero Resources Corp. (2)	73,900	1,110,717
Cabot Oil & Gas Corp. Class A	86,100	1,503,306

		2,614,023

Cutlery, Handtools & General Hardware - 1.14%
Landcadia Holdings III, Inc. Class A (2)	49,761	617,036

Deep Sea Foreign Transportation of Freight - 2.77%
Ardmore Shipping Corp. (Bermuda) (2)	354,724	1,496,935

Electric Lighting & Wiring Equipment - 3.12%
LSI Industries, Inc.	210,153	1,683,326

Electric & Other Services Combined - 1.64%
Allete, Inc.	12,637	884,337

Electrical Industrial Apparatus - 3.28%
Graftech International Ltd.	152,078	1,767,146

Fire, Marine & Casualty Insurance - 5.00%
SiriusPoint Ltd. (Bermuda) (2)	181,381	1,826,507
Tiptree, Inc.	93,800	872,340

		2,698,847

Glass Containers - 2.64%
O-I Glass, Inc. (2)	87,281	1,425,299

Heavy Construction Other Than Building Construction-Contractors - 2.24%
Williams Industrial Services Group, Inc. (2)	207,300	1,208,559

Household Audio & Video Equipment - 1.35%
Knowles Corp. (2)	36,909	728,584

Investment Advice - 1.82%
Lazard Ltd. Class A (Bermuda)	21,738	983,644

Laboratory Analytical Instruments - 1.54%
Harvard Bioscience, Inc. (2)	99,420	828,169

Life Insurance - 4.66%
Genworth Financial, Inc. Class A (2)	190,453	742,767
National Western Life Group, Inc. Class A (2)	7,886	1,769,539

		2,512,306

Meat Packing Plants - 1.43%
Seaboard Corp.	199	769,877

Metal Mining - 0.70%
Cleveland-Cliffs, Inc. (2)	17,600	379,456

Plastics Products - 0.52%
Myers Industries, Inc.	13,450	282,450

Plastics, Foil & Coated Paper Bags - 1.36%
Pactiv Evergreen, Inc.	48,532	731,377

Printed Circuit Boards - 4.25%
Celestica, Inc. (Canada) (2)	212,146	1,665,346
Sanmina Corp. (2)	16,128	628,347

		2,293,693

Retail-Grocery Stores - 1.50%
Ingles Markets, Inc. Class A	13,910	810,536

Retail-Miscellaneous Retail - 0.49%
EZCORP, Inc. Class A (2)	43,726	263,668

Retail-Women't Clothing Stores - 0.96%
Chico's FAS, Inc. (2)	78,348	515,530

Semiconductors & Related Devices - 2.91%
Emcore Corp. (2)	41,308	380,860
Photronics, Inc. (2)	89,858	1,187,024

		1,567,884

Services-Computer Integrated Systems Design - 6.07%
Allscripts Healthcare Solutions, Inc. (2)	80,767	1,494,997
Unisys Corp. (2)	70,386	1,781,470

		3,276,467

Services-Engineering Services - 1.92%
Hill International, Inc. (2)	415,044	1,033,460

Special Industry Machinery - 1.28%
Manitex International, Inc. (2)	94,351	687,819

State Commercial Banks - 1.90%
Trustco Bank Corp. NY	29,755	1,022,970

Surety Insurance - 3.87%
MGIC Investment Corp.	103,933	1,413,489
Old Republic International Corp.	27,000	672,570

		2,086,059

Surgical & Medical Instruments & Apparatus - 1.74%
Accuray, Inc. (2)	207,161	936,368

Telephone & Telegraph Apparatus - 6.03%
ADTRAN, Inc.	90,000	1,858,500
Infinera Corp. (2)	136,456	1,391,851

		3,250,351

Telephone Communications (No Radio Telephone) - 1.85%
Vonage Holdings Corp. (2)	69,241	997,763

Title Insurance - 1.49%
Stewart Information Services Corp.	14,196	804,771

Water Supply - 0.62%
Pure Cycle Corp. (2)	24,308	335,936

Total Common Stock	(Cost $ 36,558,100)	52,379,452

Real Estate Investment Trusts - 1.50%

Brixmor Property Group, Inc.	35,400	810,306

Total Real Estate Investment Trusts	(Cost $ 316,518)	810,306

Money Market Registered Investment Companies - 1.46%

Federated Treasury Obligation Fund - Institutional Shares - .01% (4)	787,527	787,527

Total Money Market Registered Investment Companies	(Cost $ 787,527)	787,527

Total Investments - 100.06%	(Cost $ 37,662,145)	53,977,285

Liabilities in Excess of Other Assets - -.06%		(32,715)

Total Net Assets - 100.00%		53,944,570

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$53,977,285	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$53,977,285	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Variable rate security; the money market rate shown represents the yield at June 30, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.